EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator used in basic and diluted earnings per share:
Net income attributable to Daqo New Energy Corp. ordinary shareholders-basic	$ (345,215)	$ 429,545	$ 1,819,801
Diluted earnings from the subsidiary		(237)	(15,432)
Net income attributable to Daqo New Energy Corp. ordinary shareholders-diluted	$ (345,215)	$ 429,308	$ 1,804,369
Denominator used in diluted earnings per share:
Weighted average number of ordinary shares outstanding used in computing earnings per share-basic	330,800,038	373,586,004	379,365,310
Weighted average number of ordinary shares outstanding used in computing earnings per share-diluted	330,800,038	374,817,676	386,459,841
Basic earnings per share	$ (1.04)	$ 1.15	$ 4.8
Diluted earnings per share	$ (1.04)	$ 1.15	$ 4.67
Employee Stock Option
Denominator used in diluted earnings per share:
Dilutive effects		88,479	885,140
Restricted Stock Units (RSUs)
Denominator used in diluted earnings per share:
Dilutive effects		1,143,193	6,209,391